Schedule III	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

			Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)	Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
1467 Perryman Road	Aberdeen, MD	$—	$12,052,635	$—	$35,350,875	$12,334,030	$35,069,480	$47,403,510	$4,214,259	2014	5 - 40
1501 Perryman Road	Aberdeen, MD	—	5,813,324	18,874,059	6,378,428	5,816,839	25,248,972	31,065,811	8,227,740	2005	5 - 40
869 S Route 53	Addison, IL	—	1,194,223	4,201,881	230,036	1,194,223	4,431,918	5,626,141	658,252	2013	5 - 40
901 S Route 53	Addison, IL	—	2,055,066	5,984,093	879,888	2,055,066	6,863,981	8,919,047	1,230,963	2013	5 - 40
8620 Congdon Hill Drive	Alburtis, PA	—	38,328,000	—	36,647,068	38,328,000	36,647,068	74,975,068	3,101,872	2015	5 - 40
200 Boulder Drive	Allentown, PA	—	4,722,683	18,922,645	2,434,125	4,722,683	21,356,770	26,079,453	7,396,339	2004	5 - 40
250 Boulder Drive	Allentown, PA	—	3,599,936	12,099,145	2,199,097	3,717,733	14,180,445	17,898,178	5,997,398	2004	5 - 40
400 Nestle Way	Allentown, PA	—	8,065,500	—	31,538,572	8,184,096	31,419,976	39,604,072	16,558,762	1997	5 - 40
650 Boulder Drive	Allentown, PA	—	5,208,248	—	32,440,853	9,961,788	27,687,313	37,649,101	11,327,870	2002	5 - 40
651 Boulder Drive	Allentown, PA	—	4,308,646	—	18,551,417	4,308,646	18,551,417	22,860,063	10,468,080	2000	5 - 40
700 Nestle Way	Allentown, PA	—	3,473,120	—	20,401,484	4,174,970	19,699,634	23,874,604	11,536,583	1998	5 - 40
705 Boulder Drive	Allentown, PA	—	10,594,027	—	28,810,136	10,596,767	28,807,396	39,404,163	17,664,832	2001	5 - 40
7165 Ambassador Drive	Allentown, PA	—	792,999	—	4,694,609	804,848	4,682,760	5,487,608	2,265,255	2002	5 - 40
7248 Industrial Boulevard	Allentown, PA	—	2,670,849	13,307,408	4,665,457	2,670,673	17,973,041	20,643,714	9,990,484	1988	5 - 40
7339 Industrial Boulevard	Allentown, PA	—	1,187,776	—	7,592,257	1,197,447	7,582,586	8,780,033	4,441,217	1996	5 - 40
7437 Industrial Boulevard	Allentown, PA	—	717,488	5,022,413	4,003,719	726,651	9,016,968	9,743,619	5,686,680	1976	5 - 40
8014 Industrial Boulevard	Allentown, PA	—	4,019,258	—	12,646,983	3,645,117	13,021,124	16,666,241	5,718,258	1999	5 - 40
8150 Industrial Boulevard	Allentown, PA	—	2,564,167	—	9,443,051	2,571,466	9,435,752	12,007,218	4,279,822	2002	5 - 40
8250 Industrial Boulevard	Allentown, PA	—	1,025,667	—	5,254,712	1,035,854	5,244,525	6,280,379	2,154,620	2002	5 - 40
8400 Industrial Boulevard	Allentown, PA	—	6,725,948	—	27,402,563	7,521,211	26,607,300	34,128,511	8,740,124	2005	5 - 40
6330 Hedgewood Drive	Allentown, PA	—	531,268	—	6,029,991	532,047	6,029,212	6,561,259	4,218,156	1988	5 - 40
6350 Hedgewood Drive	Allentown, PA	—	360,027	—	4,526,060	560,691	4,325,396	4,886,087	2,757,186	1989	5 - 40
6370 Hedgewood Drive	Allentown, PA	—	540,795	—	4,369,686	541,459	4,369,022	4,910,481	2,735,162	1990	5 - 40
6390 Hedgewood Drive	Allentown, PA	—	707,203	—	3,446,028	707,867	3,445,364	4,153,231	2,054,135	1990	5 - 40
6520 Stonegate Drive	Allentown, PA	—	453,315	—	1,589,269	484,361	1,558,223	2,042,584	770,493	1996	5 - 40
6540 Stonegate Drive	Allentown, PA	—	422,042	—	5,337,127	422,730	5,336,439	5,759,169	3,335,623	1988	5 - 40
6560 Stonegate Drive	Allentown, PA	—	458,281	—	3,856,517	458,945	3,855,853	4,314,798	2,468,547	1989	5 - 40
6580 Snowdrift Road	Allentown, PA	—	388,328	—	4,876,767	389,081	4,876,014	5,265,095	3,417,222	1988	5 - 40
7620 Cetronia Road	Allentown, PA	—	1,091,806	3,851,456	780,423	1,093,724	4,629,961	5,723,685	2,503,775	1990	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
2250 East Bardin Road	Arlington, TX			4,754,659	—	1,110,192	5,864,850	30,284,926	36,149,776	434,113	2017	5 - 40
3095 Presidential Drive	Atlanta, GA	—		200,351	1,729,161	255,502	200,351	1,984,663	2,185,014	436,384	2013	5 - 40
3097 Presidential Drive	Atlanta, GA	—		188,680	1,721,048	405,231	188,680	2,126,279	2,314,959	359,030	2013	5 - 40
7030 Buford Highway NE	Atlanta, GA	—	*	919,850	4,051,340	954,682	919,850	5,006,022	5,925,872	1,064,051	2013	5 - 40
Barton 150, Lichfield Road, Barton Business Park	Barton Under Needwood, UK		*	2,196,955	13,643,981	(3,633,742)	1,692,997	10,514,197	12,207,194	1,647,568	2018	5 - 40
1055-1071 Kingsland Drive	Batavia, IL	—		727,294	2,367,529	706,473	727,294	3,074,002	3,801,296	659,693	2013	5 - 40
4606 Richlynn Drive	Belcamp, MD	—		299,600	1,818,861	722,788	299,600	2,541,649	2,841,249	1,231,732	1985	5 - 40
11800 Baltimore Avenue	Beltsville,MD	—		2,769,962	1,829,028	267,937	2,663,725	2,203,203	4,866,928	430,470	2013	5 - 40
11850 Baltimore Avenue	Beltsville,MD	—		3,595,044	2,415,132	164,477	3,457,162	2,717,491	6,174,653	759,246	2013	5 - 40
11900 Baltimore Avenue	Beltsville,MD	—		3,492,036	2,024,038	520,179	3,358,104	2,678,149	6,036,253	851,104	2013	5 - 40
12104 Indian Creek Court	Beltsville,MD	—		2,021,752	2,503,802	339,825	2,021,752	2,843,627	4,865,379	765,205	2013	5 - 40
12200 Indian Creek Court	Beltsville,MD	—		1,347,882	1,460,291	623,867	1,347,882	2,084,158	3,432,040	479,038	2013	5 - 40
12240 Indian Creek Court	Beltsville,MD	—		1,479,307	2,159,997	791,665	1,479,307	2,951,663	4,430,970	635,369	2013	5 - 40
1071 Thorndale Avenue	Bensenville,IL	—		2,173,006	2,280,788	291,248	2,016,715	2,728,327	4,745,042	605,234	2013	5 - 40
1260-1274 Ellis Street	Bensenville,IL	—	*	2,298,560	4,020,382	360,126	2,298,560	4,380,508	6,679,068	910,658	2013	5 - 40
371-377 Meyer Road	Bensenville,IL	—	*	1,903,423	3,563,953	581,650	1,903,423	4,145,603	6,049,026	835,950	2013	5 - 40
350 North York Road	Bensenville, IL			3,043,130	—	(1,288,668)	1,754,462	4,763,320	6,517,782	1,668	2017	5 - 40
850-880 Devon Ave	Bensenville,IL	—	*	2,958,756	7,959,013	780,065	2,958,756	8,739,078	11,697,834	1,719,794	2013	5 - 40
10 Emery Street	Bethlehem, PA	—		5,591,216	32,941,818	8,083,706	8,947,574	37,669,166	46,616,740	6,155,898	2014	5 - 40
2785 Commerce Center Boulevard	Bethlehem, PA	—		11,961,623	—	46,707,077	12,009,985	46,658,715	58,668,700	7,007,059	2011	5 - 40
1455 Remington Boulevard	Bolingbrook, IL	—		2,501,294	10,704,719	26,008	2,501,294	10,730,727	13,232,021	1,725,320	2012	5 - 40
150 E Crossroads Parkway	Bolingbrook, IL	—	*	3,078,949	14,143,377	1,303,328	3,078,949	15,446,705	18,525,654	2,859,514	2013	5 - 40
553 S Joliet Ave	Bolingbrook, IL	—	*	3,764,831	15,109,947	2,933,005	3,764,831	18,042,952	21,807,783	3,595,146	2013	5 - 40
400 Boulder Drive	Breinigsville, PA	—		2,859,106	—	12,772,102	2,865,575	12,765,633	15,631,208	4,196,273	2003	5 - 40
8201 Industrial Boulevard	Breinigsville, PA	—		2,089,719	—	9,261,318	2,222,168	9,128,869	11,351,037	2,428,891	2006	5 - 40
8451 Willard Drive	Breinigsville, PA	—		8,752,708	—	40,889,400	11,511,499	38,130,609	49,642,108	12,471,964	2007	5 - 40
860 Nestle Way	Breinigsville, PA	—		8,118,881	18,885,486	7,522,275	8,118,881	26,407,761	34,526,642	11,645,718	2004	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
3525 Gravel Springs Road	Buford, GA	—		1,391,065	—	5,767,103	1,629,677	5,528,491	7,158,168	219,606	2015	5 - 40
3535 Gravel Springs Road	Buford, GA	—		2,807,020	—	9,458,307	3,077,350	9,187,977	12,265,327	333,446	2015	5 - 40
Tesco Trunking Station	Caldicott, UK	—	*	5,755,835	20,336,288	29,673,532	5,755,835	23,917,697	29,673,532	200,687	2018	5 - 40
100 Carolina Way	Carlisle, PA	—		10,830,187		32,143,152	10,830,187	32,143,152	42,973,339	538,847	2017	5 - 40
1485 Dennison Circle	Carlisle, PA	—		4,249,868	13,886,039	2,344,063	4,095,262	16,384,708	20,479,970	7,258,566	2004	5 - 40
40 Logistics Drive	Carlisle, PA	—		7,981,850	—	33,016,988	8,081,272	32,917,566	40,998,838	6,179,664	2011	5 - 40
105 Amor Avenue	Carlstadt, NJ	—		—	—	7,529,232	5,229,867	2,299,365	7,529,232	30,122	2018	5 - 40
135-195 East Elk Trail	Carol Stream, IL	—		4,873,094	12,430,320	2,711,630	4,873,094	15,141,950	20,015,044	2,164,779	2013	5 - 40
515 Kehoe Boulevard	Carol Stream, IL	—		5,523,427	14,581,705	1,016,882	5,523,427	15,598,587	21,122,014	2,222,829	2013	5 - 40
1413 Bradley Lane	Carrollton, TX	—	*	247,477	2,028,322	233,527	247,477	2,261,849	2,509,326	255,915	2013	5 - 40
3200 Belmeade Drive	Carrollton, TX	—		1,042,453	8,027,974	595,707	1,042,453	8,623,681	9,666,134	1,493,508	2013	5 - 40
16325 S Avalon Blvd	Carson, CA	—		26,432,369	19,669,675	387,002	26,476,167	20,012,879	46,489,046	669,481	2017	5 - 40
1475 Nitterhouse Dr	Chambersburg, PA	—		7,081,007	39,002,011	2,091,556	7,081,007	41,093,567	48,174,574	7,376,996	2013	5 - 40
95 Kriner Road	Chambersburg, PA	—		8,695,501	—	35,058,041	9,407,871	34,345,671	43,753,542	10,389,249	2006	5 - 40
9000 109th Street	Champlin, MN	—		1,251,043	11,662,995	119,919	1,251,043	11,782,914	13,033,957	2,461,549	2011	5 - 40
11701 Goodrich Drive	Charlotte, NC	—		2,054,621	6,356,151	1,022,332	2,054,621	7,378,482	9,433,103	1,633,427	2013	5 - 40
12810 Virkler Drive	Charlotte, NC	—		475,368	2,367,586	921,907	476,262	3,288,598	3,764,860	662,261	2010	5 - 40
2700 Hutchison McDonald Road	Charlotte, NC	—		912,500	4,721,259	366,811	912,500	5,088,070	6,000,570	1,049,544	2011	5 - 40
2701 Hutchison McDonald Road	Charlotte, NC	—		1,275,000	4,649,750	684,784	1,275,000	5,334,534	6,609,534	1,115,197	2011	5 - 40
2730 Hutchison McDonald Road	Charlotte, NC	—		1,878,750	10,129,499	170,089	1,878,750	10,299,588	12,178,338	1,967,588	2011	5 - 40
2801 Hutchison McDonald Road	Charlotte, NC	—		1,065,000	6,975,250	813,680	1,065,000	7,788,930	8,853,930	1,490,060	2011	5 - 40
3000 Crosspoint Center Lane	Charlotte, NC	—		1,831,250	10,779,412	1,146,648	1,831,250	11,926,060	13,757,310	2,435,771	2011	5 - 40
3005 Crosspoint Center Lane	Charlotte, NC	—		1,990,000	6,561,540	1,169,186	1,990,000	7,730,726	9,720,726	1,619,220	2011	5 - 40
4045 Perimeter West Drive	Charlotte, NC	—		1,418,928	7,511,050	631,990	1,418,928	8,143,040	9,561,968	1,703,407	2011	5 - 40
4047 Perimeter West Drive	Charlotte, NC	—		1,279,004	—	6,399,096	1,279,004	6,399,096	7,678,100	1,281,462	2011	5 - 40
4525 Statesville Road	Charlotte, NC	—		841,250	5,279,315	667,246	837,144	5,950,667	6,787,811	1,047,780	2011	5 - 40
4835 Sirona Drive	Charlotte, NC	3,194,355		690,750	5,086,388	94,118	690,750	5,180,506	5,871,256	865,138	2012	5 - 40
4925 Sirona Drive	Charlotte, NC	3,227,439		603,003	4,969,011	152,435	603,003	5,121,446	5,724,449	968,523	2012	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
5032 Sirona Drive	Charlotte, NC	—		1,416,763	—	9,030,334	1,416,763	9,030,334	10,447,097	776,614	2015	5 - 40
5033 Sirona Drive	Charlotte, NC	2,753,026		509,247	4,710,218	165,463	613,962	4,770,966	5,384,928	831,612	2012	5 - 40
5039 Sirona Drive	Charlotte, NC	—		1,027,500	6,172,807	62,651	1,027,500	6,235,458	7,262,958	670,560	2014	5 - 40
8910 Pioneer Avenue	Charlotte, NC	—		527,873	4,959,206	360,419	527,873	5,319,625	5,847,498	983,509	2011	5 - 40
8916 Pioneer Avenue	Charlotte, NC	—		557,730	5,785,333	555,839	557,730	6,341,172	6,898,902	1,372,889	2011	5 - 40
8924 Pioneer Avenue	Charlotte, NC	—		654,713	5,365,823	(55,823)	654,713	5,310,000	5,964,713	269,234	2016	5 - 40
3923 Shutterfly Road	Charlotte, NC	—		—	—	9,967,121	895,209	9,071,912	9,967,121	70,798	2018	5 - 40
3929 Shutterfly Road	Charlotte, NC	—		592,233	—	581,457	1,173,690	10,559,454	11,733,144	217,685	2016	5 - 40
2601 Indian River Road	Chesapeake, VA	—	*	1,711,746	10,418,032	493,191	1,711,746	10,911,223	12,622,969	1,970,775	2013	5 - 40
1540 S 54th Avenue	Cicero, IL	—		3,540,236	20,130,552	928,916	3,540,236	21,059,468	24,599,704	3,668,514	2013	5 - 40
4650 Lake Forest Drive	Cincinnati, OH	—		1,030,242	4,003,024	388,666	1,030,242	4,391,689	5,421,931	870,081	2013	5 - 40
4750 Lake Forest Drive	Cincinnati, OH	—		1,138,166	5,914,789	240,972	1,138,166	6,155,761	7,293,927	1,122,251	2013	5 - 40
15025 Proctor Ave	City of Industry, CA	—		—	—	27,991,514	16,149,929	11,841,585	27,991,514	26,802	2018	5 - 40
9645 Gerwig Lane	Columbia, MD	—		1,915,960	6,461,228	507,087	1,915,960	6,968,315	8,884,275	1,143,213	2013	5 - 40
2550 John Glenn Avenue	Columbus, OH	—		540,601	5,129,342	1,072,491	540,601	6,201,833	6,742,434	1,046,557	2013	5 - 40
3800 Twin Creeks Drive	Columbus, OH	—		549,393	4,643,302	481,884	549,393	5,125,186	5,674,579	891,452	2013	5 - 40
5959 Randolph St	Commerce, CA	—		—	—	88,344,713	34,612,210	53,732,503	88,344,713	1,313,050	2018	5 - 40
330 South Royal Lane	Coppell, TX	—		2,091,426	—	11,402,502	2,091,426	11,402,502	13,493,928	1,288,604	2014	5 - 40
455 Airline Drive	Coppell, TX	—	*	312,701	2,311,531	489,677	312,701	2,801,208	3,113,909	606,996	2013	5 - 40
2130 Baldwin Avenue	Crofton, MD	—		3,172,032	7,350,782	418,907	3,172,032	7,769,689	10,941,721	1,450,318	2013	5 - 40
11020 Holly Lane	Dayton, MN	—		2,536,731	—	12,279,946	2,536,731	12,279,946	14,816,677	786,823	2016	5 - 40
329-333 Herrod Blvd	Dayton, NJ	—	*	4,039,559	20,863,051	2,285,014	4,039,559	23,148,065	27,187,624	4,102,628	2013	5 - 40
1250 Hall Court	Deer Park, TX	—		829,570	4,778,327	171,544	831,611	4,947,830	5,779,441	1,575,091	2006	5 - 40
333 Howard Avenue	Des Plaines, IL	—		7,928,724	—	14,263,106	7,928,724	14,263,106	22,191,830	1,330,094	2016	5 - 40
131 Aldersgate Street & 14 -17 Carthusian Street	Douglas, UK	—		3,594,064	1,301,980	—	3,594,064	1,301,980	4,896,044	8,199	2018	5 - 40
1680 Executive Drive	Duluth, GA	—		1,928,412	4,651,819	1,154,075	1,928,412	5,805,894	7,734,306	1,268,370	2013	5 - 40
1700 Executive Drive	Duluth, GA	—		1,082,072	2,496,599	625,991	1,082,072	3,122,590	4,204,662	776,229	2013	5 - 40
2670 Breckinridge Blvd	Duluth, GA	—		1,676,415	4,567,592	980,381	1,676,415	5,547,974	7,224,389	1,104,805	2013	5 - 40
170 Parkway West	Duncan, SC	—		598,348	3,643,756	1,228,006	598,918	4,871,192	5,470,110	1,448,618	2006	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
190 Parkway West	Duncan, SC	—		551,663	3,310,993	251,300	552,211	3,561,744	4,113,955	1,166,823	2006	5 - 40
265 Parkway East	Duncan, SC	—		901,444	5,751,389	193,199	902,374	5,943,658	6,846,032	2,239,383	2006	5 - 40
285 Parkway East	Duncan, SC	—		975,433	5,851,990	1,173,262	976,393	7,024,292	8,000,685	2,105,505	2006	5 - 40
1000 Parliament Court	Durham, NC	—		2,229,000	7,064,506	985,898	2,229,000	8,050,404	10,279,404	978,653	2014	5 - 40
4226 Surles Court	Durham, NC	—		1,440,000	7,932,265	306,380	1,440,000	8,238,645	9,678,645	1,247,620	2014	5 - 40
4227 Surles Court	Durham, NC	—		1,500,000	5,624,030	234,711	1,500,000	5,858,740	7,358,740	692,281	2014	5 - 40
4234 Surles Court	Durham, NC	—		1,440,000	7,356,161	(11,072)	1,440,000	7,345,089	8,785,089	982,836	2014	5 - 40
4300 Emperor Center	Durham, NC	—		1,576,500	4,240,961	189,629	1,576,500	4,430,590	6,007,090	549,462	2014	5 - 40
1951 TW Alexander Drive	Durham, NC	—		1,115,595	—	3,644,168	1,324,734	3,435,029	4,759,763	188,268	2015	5 - 40
1953 TW Alexander Drive	Durham, NC	—		2,402,820	—	6,586,494	2,853,273	6,136,041	8,989,314	291,107	2015	5 - 40
1955 TW Alexander Drive	Durham, NC	—		758,503	—	9,120,096	2,453,348	7,425,251	9,878,599	71,932	2017	5 - 40
1957 TW Alexander Drive	Durham, NC	—		1,844,943	—	7,950,175	3,091,046	6,704,072	9,795,118	411,361	2015	5 - 40
3169 Dodd Road	Eagan, MN	—		988,594	6,586,907	225,918	988,594	6,812,825	7,801,419	1,184,526	2012	5 - 40
3711 Kennebec Drive	Eagan, MN	—		999,702	4,042,589	(934)	999,702	4,041,655	5,041,357	866,480	2011	5 - 40
917 Lone Oak Road	Eagan, MN	—	*	1,493,115	6,120,455	986,900	1,493,115	7,107,355	8,600,470	1,453,058	2013	5 - 40
10301-10305 West 70th Street	Eden Prairie, MN	—		120,622	1,085,226	297,669	105,657	1,397,860	1,503,517	756,571	1984	5 - 40
10321 West 70th Street	Eden Prairie, MN	—		145,198	1,305,700	601,349	127,181	1,925,066	2,052,247	1,047,920	1984	5 - 40
10333 West 70th Street	Eden Prairie, MN	—		110,746	995,868	330,889	97,003	1,340,500	1,437,503	702,253	1984	5 - 40
10349-10357 West 70th Street	Eden Prairie, MN	—		275,903	2,481,666	945,812	241,667	3,461,714	3,703,381	1,957,160	1985	5 - 40
10365-10375 West 70th Street	Eden Prairie, MN	—		291,077	2,618,194	1,575,676	255,683	4,229,264	4,484,947	2,057,137	1985	5 - 40
10393-10394 West 70th Street	Eden Prairie, MN	—		269,618	2,423,318	2,574,661	236,903	5,030,694	5,267,597	2,510,427	1985	5 - 40
7078 Shady Oak Road	Eden Prairie, MN	—		343,093	3,085,795	1,624,490	336,481	4,716,897	5,053,378	2,838,868	1985	5 - 40
1075 King George Post Road	Edison, NJ	—		—	—	—	—	14,468,904	14,468,904	319,235	2016	5 - 40
1 Truman Drive South	Edison, NJ	—		27,862,573	19,426,947	1,000,379	27,909,534	20,380,365	48,289,899	655,915	2017	5 - 40
2250 Arthur Avenue	Elk Grove, IL	—		1,403,196	2,386,396	149,086	1,403,196	2,535,482	3,938,678	477,737	2013	5 - 40
6600 Business Parkway	Elkridge, MD	—		3,680,220	14,671,910	701,811	3,680,220	15,373,721	19,053,941	2,426,083	2013	5 - 40
6675 Business Parkway	Elkridge, MD	—	*	2,421,854	9,730,192	1,062,508	2,421,854	10,792,700	13,214,554	1,723,311	2013	5 - 40
7351 Coca Cola Drive	Elkridge, MD	—		1,897,044	—	7,438,573	3,023,417	6,312,200	9,335,617	2,162,388	2006	5 - 40
21705-21707 Mississippi Street	Elwood, IL	—		10,594,259	30,329,802	1,560,421	10,594,259	31,890,224	42,484,483	6,130,681	2011	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
27143 Elwood International Port Road	Elwood, IL	—		6,022,000	5,612,934	587,424	6,022,000	6,200,358	12,222,358	1,261,705	2011	5 - 40
1800 Donaldson Road	Erlanger, KY	—		—	13,211,604	925,430	—	14,137,034	14,137,034	4,921,421	2011	5 - 40
6880 Fairfield Drive	Fairfield, OH	—		412,136	3,029,177	146,362	412,136	3,175,539	3,587,675	556,807	2013	5 - 40
7000-7018 Fairfield Business	Fairfield, OH	—		367,925	2,205,817	177,642	386,928	2,364,456	2,751,384	404,637	2013	5 - 40
10721 Jasmine Street	Fontana, CA	—		11,427,061	23,784,779	3,332,270	11,427,061	27,117,049	38,544,110	2,642,439	2015	5 - 40
2000 Southpointe Dr	Forest Park, GA	—		756,221	9,115,626	619,869	756,221	9,735,495	10,491,716	1,726,418	2013	5 - 40
1400 NW 65th Place	Fort Lauderdale, FL	—		545,480	2,540,210	85,911	545,480	2,626,121	3,171,601	417,925	2013	5 - 40
6500 NW 12th Avenue	Fort Lauderdale, FL	—		—	3,064,734	477,057	—	3,541,791	3,541,791	694,531	2013	5 - 40
6501 NW 12th Avenue	Fort Lauderdale, FL	—		519,984	2,677,465	312,769	519,984	2,990,234	3,510,218	461,790	2013	5 - 40
6600 NW 12th Avenue	Fort Lauderdale, FL	—		—	2,988,181	377,561	—	3,365,742	3,365,742	629,720	2013	5 - 40
11222 Melrose Avenue	Franklin Park, IL	—		2,999,106	4,658,605	103,693	2,999,106	4,762,298	7,761,404	458,865	2016	5 - 40
9601 Cosner Drive	Fredericksburg, VA	—		475,262	3,917,234	387,586	475,262	4,304,820	4,780,082	2,536,776	1995	5 - 40
5410 - 5430 Northwest 33rd Avenue	Ft. Lauderdale, FL	—		603,776	4,176,238	2,081,367	625,111	6,236,270	6,861,381	3,556,017	1985	5 - 40
12601 Industry Street	Garden Grove, CA	—		2,048,143	1,088,697	70,518	2,048,143	1,159,215	3,207,358	326,128	2013	5 - 40
12641 Industry Street	Garden Grove, CA	—		3,766,822	2,539,214	132,812	3,766,822	2,672,026	6,438,848	496,032	2013	5 - 40
12681-12691 Pala Drive	Garden Grove, CA	—		5,221,102	3,225,596	91,960	5,220,148	3,318,510	8,538,658	458,102	2014	5 - 40
1720 West 135th Street	Gardena, CA	—		7,423,389	—	13,111,573	7,427,353	13,107,609	20,534,962	315,243	2017	5 - 40
850 S Jupiter Road	Garland, TX	—		799,707	6,122,065	525,135	799,707	6,647,200	7,446,907	1,228,448	2013	5 - 40
2510 W Main Street	Grand Prairie, TX	—	*	1,785,741	11,158,818	2,350,115	1,785,741	13,508,933	15,294,674	2,629,047	2013	5 - 40
4251 North Highway 121	Grapevine, TX	—	*	1,165,780	7,799,270	422,213	1,165,780	8,221,482	9,387,262	1,615,287	2013	5 - 40
1150 Pleasant Ridge Road	Greensboro, NC	—		1,547,811	—	14,343,114	3,712,683	12,178,242	15,890,925	3,249,276	2006	5 - 40
25 Brookfield Oaks Drive	Greenville, SC	—		288,823	3,441,512	174,541	288,823	3,616,053	3,904,876	492,665	2014	5 - 40
45 Brookfield Oaks Drive	Greenville, SC	—		818,114	—	4,789,031	825,529	4,781,616	5,607,145	1,415,767	2006	5 - 40
2011 Southtech Drive	Greenwood, IN	—		223,702	3,574,142	397,081	223,702	3,971,223	4,194,925	816,565	2013	5 - 40
2121 Southtech Drive	Greenwood, IN	—		272,823	3,606,920	439,628	272,823	4,046,549	4,319,372	1,042,735	2013	5 - 40
800 Commerce Parkway West Dr	Greenwood, IN	—		1,374,664	29,963,830	1,822,379	1,374,664	31,786,209	33,160,873	5,435,338	2013	5 - 40
110 Caliber Ridge Dr	Greer, SC	—		555,549	—	6,559,671	1,241,531	5,873,689	7,115,220	617,188	2014	5 - 40
120 Caliber Ridge Dr	Greer, SC	—		1,243,100	—	6,603,075	1,255,751	6,590,424	7,846,175	775,442	2016	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
130 Caliber Ridge Dr	Greer, SC	—		1,171,160	—	6,045,014	1,183,811	6,032,363	7,216,174	516,768	2016	5 - 40
140 Caliber Ridge Drive	Greer, SC	—		1,243,100	—	6,460,294	1,255,751	6,447,643	7,703,394	794,243	2013	5 - 40
2980 Green Road	Greer, SC	—		16,338	—	3,732,191	729,479	3,019,050	3,748,529	54,419	2017	5 - 40
2988 Green Road	Greer, SC	—		2,271,948	—	6,597,878	2,095,033	6,774,793	8,869,826	230,529	2016	5 - 40
125 Caliber Ridge Drive	Greer, SC	—		464,237	—	5,839,813	1,311,956	4,992,094	6,304,050	1,273,039	2007	5 - 40
2727 London Groveport Road	Groveport, OH	—		1,875,607	11,937,935	3,165,643	1,875,607	15,103,578	16,979,185	2,654,726	2013	5 - 40
11835 Newgate Boulevard	Hagerstown, MD	—		14,121,622	—	23,034,177	14,121,622	23,034,177	37,155,799	2,843,048	2014	5 - 40
11841 Newgate Boulevard	Hagerstown, MD	—		3,356,207	—	30,724,476	9,741,685	24,338,998	34,080,683	7,316,216	2008	5 - 40
1560 Hunter Road	Hanover Park, IL	—	*	2,639,734	12,310,741	1,073,860	2,639,734	13,384,601	16,024,335	2,332,845	2013	5 - 40
1575 Hunter Road	Hanover Park, IL	—	*	3,293,284	17,235,926	1,200,560	3,293,284	18,436,486	21,729,770	3,102,059	2013	5 - 40
7361 Coca Cola Drive	Hanover, MD	—		2,245,187	—	9,667,649	3,822,710	8,090,126	11,912,836	1,974,018	2004	5 - 40
7460 New Ridge Road	Hanover, MD	—		3,785,446	—	8,144,397	3,796,023	8,133,820	11,929,843	868,037	2013	5 - 40
7462 New Ridge Road	Hanover, MD	—		4,059,337	—	7,490,949	4,070,629	7,479,657	11,550,286	699,111	2013	5 - 40
500 McCarthy Drive	Harrisburg, PA	—		5,194,872	19,991,436	5,018,136	5,687,013	24,517,431	30,204,444	9,708,214	2005	5 - 40
600 Industrial Drive	Harrisburg, PA	—		7,743,800	—	28,146,140	9,368,557	26,521,383	35,889,940	8,493,295	2005	5 - 40
7195 Grayson Road	Harrisburg, PA	—		464,534	6,066,272	237,152	464,534	6,303,424	6,767,958	998,330	2013	5 - 40
7253 Grayson Road	Harrisburg, PA	—		954,130	10,585,367	544,460	954,130	11,129,827	12,083,957	1,792,344	2013	5 - 40
12537 Cerise Avenue	Hawthorne, CA	—		2,203,194	5,758,809	1,481,588	2,203,194	7,240,397	9,443,591	973,565	2013	5 - 40
1010 Petersburg Road	Hebron, KY	—		305,471	5,434,505	(819,916)	305,471	4,614,589	4,920,060	817,398	2013	5 - 40
785 Lindbergh Court	Hebron, KY	—		401,410	3,087,899	437,960	401,410	3,525,859	3,927,269	705,925	2013	5 - 40
805 Lindbergh Court	Hebron, KY	—		292,096	2,502,486	163,618	292,096	2,666,103	2,958,199	547,438	2013	5 - 40
825 Lindbergh Court	Hebron, KY	—		370,149	3,095,116	442,314	370,149	3,537,431	3,907,580	721,514	2013	5 - 40
845 Lindbergh Court	Hebron, KY	—		444,318	3,811,889	399,366	444,318	4,211,255	4,655,573	814,352	2013	5 - 40
4198 Eagle Hill Drive	High Point, NC	—		94,274	—	6,288,127	791,880	5,590,521	6,382,401	1,783,401	2005	5 - 40
4183 Eagle Hill Drive	High Point, NC	—		122,203	—	3,214,675	526,266	2,810,612	3,336,878	1,406,053	2001	5 - 40
4189 Eagle Hill Drive	High Point, NC	—		100,106	—	3,582,494	431,106	3,251,494	3,682,600	1,568,325	2001	5 - 40
4193 Eagle Hill Drive	High Point, NC	—		107,586	—	3,522,376	505,700	3,124,262	3,629,962	970,547	2004	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
4328, 4336 Federal Drive	High Point, NC	—		521,122	—	5,531,390	825,092	5,227,420	6,052,512	2,697,862	1995	5 - 40
4344 Federal Drive	High Point, NC	—		484,001	—	3,185,404	173,623	3,495,782	3,669,405	1,967,845	1996	5 - 40
4380 Federal Drive	High Point, NC	—		282,996	—	2,209,513	283,368	2,209,141	2,492,509	1,273,523	1997	5 - 40
4388 Federal Drive	High Point, NC	—		143,661	—	1,214,707	132,655	1,225,713	1,358,368	694,546	1997	5 - 40
4475 Premier Drive	High Point, NC	—		748,693	—	6,918,129	1,525,421	6,141,401	7,666,822	1,581,382	2006	5 - 40
4485 Premier Drive	High Point, NC	—		1,827,595	—	6,509,786	1,827,595	6,509,786	8,337,381	375,031	2015	5 - 40
4500 Green Point Drive	High Point, NC	—		230,622	—	2,878,225	231,692	2,877,155	3,108,847	1,721,076	1989	5 - 40
4501 Green Point Drive	High Point, NC	—		319,289	—	2,941,886	320,450	2,940,725	3,261,175	1,891,827	1989	5 - 40
4523 Green Point Drive	High Point, NC	—		234,564	—	3,319,067	235,698	3,317,933	3,553,631	2,339,202	1988	5 - 40
4524 Green Point Drive	High Point, NC	—		182,810	—	2,848,066	183,888	2,846,988	3,030,876	1,912,071	1989	5 - 40
Unit 5 Logix Road	Hinckley, UK		*	10,547,677	29,691,911	(9,562,316)	8,128,152	22,549,120	30,677,272	3,504,963	2018	5 - 40
1000 South Loop West	Houston, TX	—	*	509,351	3,549,504	994,350	509,351	4,543,854	5,053,205	993,896	2013	5 - 40
10241 W Little York Rd	Houston, TX	—		558,491	5,740,552	138,801	558,491	5,879,353	6,437,844	924,356	2013	5 - 40
10245 W Little York Rd	Houston, TX	—		426,927	3,460,513	525,045	426,927	3,985,558	4,412,485	934,656	2013	5 - 40
10301 Round Up Lane	Houston, TX	—		545,501	2,927,700	1,418,126	545,501	4,345,825	4,891,326	723,469	2010	5 - 40
10305 Round Up Lane	Houston, TX	—		1,340,609	7,489,720	3,263,257	1,340,609	10,752,976	12,093,585	2,762,324	2010	5 - 40
1050 Greens Parkway	Houston, TX	—		973,482	—	3,531,502	992,093	3,512,891	4,504,984	375,462	2013	5 - 40
10607 Haddington Drive	Houston, TX	—	*	201,469	1,631,561	160,347	201,469	1,791,909	1,993,378	345,323	2013	5 - 40
10735 West Little York Road	Houston, TX	—		1,110,988	6,351,946	3,158,530	1,135,483	9,485,981	10,621,464	3,706,395	2000	5 - 40
10739 West Little York Road	Houston, TX	—		797,931	5,950,894	476,655	799,560	6,425,920	7,225,480	2,606,566	1999	5 - 40
11201 Greens Crossing Boulevard	Houston, TX	—		1,006,194	5,412,584	2,619,384	1,008,542	8,029,620	9,038,162	2,712,516	2007	5 - 40
11220 Ella Boulevard	Houston, TX	—		1,505,855	—	8,073,136	1,534,644	8,044,347	9,578,991	734,400	2013	5 - 40
1283 N Post Oak Rd	Houston, TX	—	*	80,730	870,656	146,624	80,730	1,017,280	1,098,010	228,608	2013	5 - 40
1287 N Post Oak Rd	Houston, TX	—	*	146,654	1,620,780	63,282	146,654	1,684,061	1,830,715	334,126	2013	5 - 40
1291 N Post Oak Rd	Houston, TX	—	*	510,102	4,129,042	602,376	510,102	4,731,418	5,241,520	938,895	2013	5 - 40
1416 N Sam Houston Parkway E	Houston, TX	—	*	218,850	1,639,902	569,056	218,850	2,208,957	2,427,807	517,674	2013	5 - 40
1420 N Sam Houston Parkway E	Houston, TX	—	*	211,279	1,554,156	291,238	211,279	1,845,394	2,056,673	308,944	2013	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
14200 Hollister Road	Houston, TX	—		1,396,794	—	4,960,165	1,699,632	4,657,327	6,356,959	792,722	2011	5 - 40
1424 N Sam Houston Parkway E	Houston, TX	—	*	283,107	2,077,323	423,815	283,107	2,501,138	2,784,245	488,242	2013	5 - 40
1428 N Sam Houston Parkway E	Houston, TX	—	*	367,446	1,952,453	464,576	367,446	2,417,028	2,784,474	450,680	2013	5 - 40
14300 Hollister Road	Houston, TX	—	*	1,377,193	—	5,613,585	1,388,292	5,602,486	6,990,778	850,061	2014	5 - 40
14400 Hollister Road	Houston, TX	—	*	1,830,419	—	7,162,866	1,838,166	7,155,119	8,993,285	2,203,839	2012	5 - 40
15102 Sommermeyer St	Houston, TX	—		755,121	3,155,774	249,394	755,121	3,405,168	4,160,289	661,680	2013	5 - 40
15150 Sommermeyer St	Houston, TX	—		418,580	1,564,587	264,824	418,580	1,829,411	2,247,991	391,559	2013	5 - 40
16330 Central Green Boulevard	Houston, TX	—		1,540,109	—	8,519,116	1,966,472	8,092,753	10,059,225	1,011,409	2014	5 - 40
16405 Air Center Boulevard	Houston, TX	—		438,853	3,030,396	1,194,986	438,853	4,225,382	4,664,235	2,053,640	1997	5 - 40
16420 West Hardy Road	Houston, TX	—		529,876	3,267,872	374,162	529,876	3,642,034	4,171,910	701,597	2013	5 - 40
16445 Air Center Boulevard	Houston, TX	—		363,339	2,509,186	325,072	363,339	2,834,258	3,197,597	1,436,619	1997	5 - 40
1646 Rankin Road	Houston, TX	—		329,961	—	5,033,129	592,234	4,770,856	5,363,090	1,690,069	2005	5 - 40
1655 Townhurst Drive	Houston, TX	—	*	197,226	935,036	566,781	197,226	1,501,817	1,699,043	420,556	2013	5 - 40
16580 Air Center Boulevard	Houston, TX	—		289,000	3,559,857	1,325,263	289,000	4,885,121	5,174,121	2,243,816	1997	5 - 40
16602 Central Green Boulevard	Houston, TX	—		284,403	—	5,462,498	503,779	5,243,122	5,746,901	1,824,292	2005	5 - 40
16605 Air Center Boulevard	Houston, TX	—		298,999	—	3,423,751	496,186	3,226,564	3,722,750	1,357,158	2002	5 - 40
1665 Townhurst Drive	Houston, TX	—	*	452,439	2,016,585	594,268	452,439	2,610,852	3,063,291	462,530	2013	5 - 40
16680 Central Green Boulevard	Houston, TX	—		311,952	—	3,714,116	492,869	3,533,199	4,026,068	957,760	2001	5 - 40
16685 Air Center Boulevard	Houston, TX	—		414,691	—	2,459,178	414,691	2,459,178	2,873,869	884,382	2004	5 - 40
1755 Trans Central Drive	Houston, TX	—		293,534	3,036,269	1,476,893	306,147	4,500,549	4,806,696	1,863,536	1999	5 - 40
4301 S Pinemont Dr	Houston, TX	—	*	226,973	1,174,979	174,177	226,973	1,349,156	1,576,129	349,730	2013	5 - 40
4401 S Pinemont Dr	Houston, TX	—	*	244,240	1,412,622	247,951	244,240	1,660,573	1,904,813	397,128	2013	5 - 40
4501 S Pinemont Dr	Houston, TX	—	*	252,907	1,504,053	229,239	252,907	1,733,292	1,986,199	291,990	2013	5 - 40
5200 N. Sam Houston Parkway	Houston, TX	—		1,519,458	7,135,548	4,015,803	1,520,074	11,150,735	12,670,809	3,864,134	2007	5 - 40
5250 N. Sam Houston Parkway	Houston, TX	—		2,173,287	8,868,256	3,086,989	2,173,942	11,954,590	14,128,532	3,320,014	2007	5 - 40
5500 N. Sam Houston Parkway West	Houston, TX	—		1,243,541	—	6,540,529	1,513,152	6,270,918	7,784,070	1,549,152	2011	5 - 40
8017 Pinemont Drive	Houston, TX	—		900,953	5,323,727	912,329	900,953	6,236,056	7,137,009	973,047	2013	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
8272 El Rio Street	Houston, TX	—	*	530,494	4,108,626	384,828	530,494	4,493,454	5,023,948	818,718	2013	5 - 40
8282 El Rio Street	Houston, TX	—	*	450,422	3,304,942	1,139,437	450,422	4,444,379	4,894,801	963,774	2013	5 - 40
8301 Fallbrook Drive	Houston, TX	—		4,515,862	—	26,997,764	7,083,514	24,430,112	31,513,626	6,949,197	2006	5 - 40
8303 Fallbrook Drive	Houston, TX	—		4,613,370	—	15,863,256	4,310,317	16,166,309	20,476,626	1,441,378	2013	5 - 40
850 Greens Parkway	Houston, TX	—		2,893,405	11,593,197	2,996,106	2,899,861	14,582,846	17,482,707	4,188,653	2007	5 - 40
860 Greens Parkway	Houston, TX	—		1,399,365	6,344,650	1,542,047	1,374,012	7,912,050	9,286,062	2,149,728	2007	5 - 40
8801-19 & 8821-49 Fallbrook Drive	Houston, TX	—		2,290,001	15,297,141	4,618,108	2,290,002	19,915,248	22,205,250	7,285,061	2000	5 - 40
8802-8824 Fallbrook Drive	Houston, TX	—		2,774,995	6,364,767	2,074,557	2,775,021	8,439,297	11,214,318	2,926,974	2004	5 - 40
8825-8839 N Sam Houston Pkwy	Houston, TX	—		638,453	3,258,815	816,626	638,477	4,075,416	4,713,893	1,591,430	2004	5 - 40
8850-8872 Fallbrook Drive	Houston, TX	—		504,317	2,878,351	1,932,869	504,341	4,811,196	5,315,537	1,938,527	2004	5 - 40
16200 Central Green Blvd	Houston, TX	—		1,748,348	—	9,341,500	2,120,319	8,969,529	11,089,848	1,677,897	2012	5 - 40
5430 FAA Boulevard	Irving, TX	—		2,245,346	—	11,718,442	3,198,031	10,765,757	13,963,788	406,660	2015	5 - 40
951 Valleyview Lane	Irving, TX	—		3,899,824	—	14,197,000	5,554,903	12,541,921	18,096,824	539,219	2015	5 - 40
Unit A Kingsbury Road, Midpoint Boulevard	Isle of Man, UK	—	*	11,888,058	35,003,668	(10,913,850)	9,161,064	26,816,812	35,977,876	3,996,861	2013	5 - 40
1011 N Hilltop Drive	Itasca, IL	—		842,043	984,087	205,986	842,043	1,190,073	2,032,116	240,394	2013	5 - 40
1035 N Hilltop Drive	Itasca, IL	—		875,172	2,071,051	124,976	875,172	2,196,028	3,071,200	369,876	2013	5 - 40
1549 W Glenlake Avenue	Itasca, IL	—		1,339,627	3,763,288	203,472	1,339,627	3,966,759	5,306,386	673,782	2013	5 - 40
901 N Hilltop Drive	Itasca, IL	—		866,378	2,112,616	47,808	866,378	2,160,424	3,026,802	331,220	2013	5 - 40
925 N Hilltop Drive	Itasca, IL	—		945,251	2,010,181	177,500	945,251	2,187,681	3,132,932	308,760	2013	5 - 40
8241 Sandy Court	Jessup, MD	—		1,246,618	6,844,393	1,445,551	1,246,618	8,289,943	9,536,561	1,324,901	2013	5 - 40
8242 Sandy Court	Jessup, MD	—		1,488,746	9,072,440	1,536,444	1,488,746	10,608,884	12,097,630	1,928,648	2013	5 - 40
8246 Sandy Court	Jessup, MD	—		590,922	3,374,522	478,590	590,922	3,853,112	4,444,034	575,919	2013	5 - 40
19 Crows Mill Road	Keasbey, NJ	—		—	—	41,975,226	25,067,669	16,907,557	41,975,226	125,138	2018	5 - 40
1305 Chastain Road NW	Kennesaw, GA	—	*	808,159	5,712,959	1,127,506	808,159	6,840,465	7,648,624	1,443,791	2013	5 - 40
1325 Chastain Road NW	Kennesaw, GA	—	*	1,612,924	9,771,680	1,628,006	1,612,924	11,399,686	13,012,610	2,615,845	2013	5 - 40
3600 Cobb International Bld NW	Kennesaw, GA	—		716,860	6,962,212	661,332	716,860	7,623,545	8,340,405	1,438,570	2013	5 - 40
Unit 1 Magnetic Park, Bear Way, Desborough	Kettering, UK		*	10,849,890	36,219,855	(11,021,038)	8,361,041	27,687,666	36,048,707	4,172,348	2013	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
650 Swedesford Road	King of Prussia, PA	—		464,382	6,722,830	16,054,002	830,779	22,410,435	23,241,214	4,237,198	2013	5 - 40
680 Swedesford Road	King of Prussia, PA	—		952,361	6,722,830	7,217,277	952,361	13,940,107	14,892,468	8,178,680	1971	5 - 40
1770 Interstate Drive	Lakeland, FL	—		650,000	5,444,220	—	650,000	5,444,220	6,094,220	884,333	2012	5 - 40
1200 Claybrick Road	Landover,MD	—		6,876,500	—	13,422,075	8,329,026	11,969,549	20,298,575	411,097	2016	5 - 40
1806 Highway 146th South	LaPorte, TX	—		1,055,035	—	8,603,062	1,055,035	8,603,062	9,658,097	169,943	2017	5 - 40
11425 State Highway 225	LaPorte, TX	—		975,974	3,409,036	100,699	977,542	3,508,166	4,485,708	1,194,423	2006	5 - 40
11503 State Highway 225	LaPorte, TX	—		2,561,931	9,695,493	275,721	2,566,047	9,967,098	12,533,145	3,207,609	2006	5 - 40
1701 South 16th St	LaPorte, TX	—		4,063,262	18,719,368	382,127	4,063,262	19,101,495	23,164,757	1,916,139	2015	5 - 40
1801 South 16th Street	LaPorte, TX	—		3,794,963	—	24,450,486	5,421,262	22,824,187	28,245,449	625,303	2016	5 - 40
1842 South 16th St	LaPorte, TX	—		2,226,284	11,976,185	36,589	2,226,284	12,012,773	14,239,057	1,260,847	2015	5 - 40
1902 South 16th St	LaPorte, TX	—		2,369,095	14,119,020	—	2,369,095	14,119,020	16,488,115	1,600,934	2015	5 - 40
640 S State Road 39	Lebanon,IN	—		1,612,787	18,065,552	1,616,742	1,612,787	19,682,294	21,295,081	3,570,065	2013	5 - 40
7528 Walker Way	Lehigh, PA	—		893,441	—	5,723,661	779,330	5,837,772	6,617,102	2,423,715	2004	5 - 40
8301 Industrial Boulevard	Lehigh, PA	—		11,249,550	—	49,336,083	11,254,716	49,330,917	60,585,633	15,583,663	2005	5 - 40
8500 Willard Drive	Lehigh, PA	—		6,398,815	—	33,820,841	11,355,974	28,863,682	40,219,656	7,315,151	2004	5 - 40
875 Maxham Road	Lithia Springs, GA	—		445,493	—	(445,493)	445,493	12,497,910	12,943,403	103,850	2017	5 - 40
8742 Congdon Hill Dr	Lower Macungie, PA	—		22,444,500	20,222,582	1,049,581	22,444,500	21,272,163	43,716,663	1,772,720	2016	5 - 40
7533 Industrial Parkway	Lower Macungie, PA	—		5,603,460	18,807,987	1,844,916	5,603,460	20,652,903	26,256,363	4,260,071	2011	5 - 40
1169 Canton Rd	Marietta, GA	—	*	1,232,219	17,897,326	1,103,211	1,232,219	19,000,537	20,232,756	2,958,497	2013	5 - 40
65 Brookfield Oaks Drive	Mauldin, SC	—		557,174	—	2,604,588	506,318	2,655,444	3,161,762	847,177	2004	5 - 40
75 Brookfield Oaks Drive	Mauldin, SC	—		419,731	—	2,360,647	430,909	2,349,469	2,780,378	872,047	2003	5 - 40
126-132 Liberty Industrial Pkw	McDonough, GA	—		600,666	4,184,131	1,141,035	600,666	5,325,165	5,925,831	1,221,974	2013	5 - 40
95-115 Liberty Industrial Pkwy	McDonough, GA	—		660,420	4,785,127	1,953,184	660,420	6,738,311	7,398,731	1,305,224	2013	5 - 40
11150 NW 122nd Street	Medley, FL	—		6,627,899	—	12,262,772	6,627,899	12,262,772	18,890,671	944,453	2014	5 - 40
11250 NW 122nd Street	Medley, FL	—		4,798,886	—	9,225,467	4,798,886	9,225,467	14,024,353	674,485	2016	5 - 40
11401 NW 134th Street	Medley, FL	—	*	5,558,619	17,678,237	1,055,318	5,558,619	18,733,555	24,292,174	3,356,484	2013	5 - 40
11430 NW 122 Street	Medley, FL	—		5,790,968	—	(2,481,843)	3,309,125	6,088,926	9,398,051	69,855	2017	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
11450 NW 122nd Street	Medley, FL	—	*	1,623,293	—	11,366,498	3,919,238	9,070,553	12,989,791	918,910	2013	5 - 40
8801 Congdon Hill Drive	Mertztown, PA	—		23,016,646	—	14,966,354	37,983,000	37,213,752	75,196,752	133,104	2016	5 - 40
11440 NW 122 Street	Miami, FL	—		5,636,564	—	10,784,572	5,944,709	10,476,427	16,421,136	415,013	2016	5 - 40
456 International Parkway	Minooka, IL	—		3,862,683	14,357,981	4,627,511	3,862,683	18,985,492	22,848,175	3,283,262	2012	5 - 40
21 S Middlesex Avenue	Monroe Township, NJ	—	*	2,097,170	9,715,401	561,745	2,097,170	10,277,146	12,374,316	2,020,602	2013	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
4 S Middlesex Avenue	Monroe Township, NJ	—	*	2,263,153	10,261,759	893,599	2,263,153	11,155,358	13,418,511	2,062,836	2013	5 - 40
230 Moonachie Ave	Moonachie, NJ	—		4,031,058	2,775,467	52,276	4,026,732	2,832,069	6,858,801	129,827	2017	5 - 40
234 Moonachie Road	Moonachie, NJ	—		—	—	24,169,414	15,228,204	8,941,210	24,169,414	162,628	2018	5 - 40
250 Moonachie Ave	Moonachie, NJ	—		10,435,430	7,272,539	479,044	10,426,856	7,760,157	18,187,013	329,411	2017	5 - 40
22750 Cactus Avenue	Moreno Valley, CA	—		9,404,283	24,380,934	1,851,865	9,408,276	26,228,806	35,637,082	3,113,478	2014	5 - 40
323 Park Knoll Drive	Morrisville, NC	—		1,071,600	4,397,807	1,029,987	1,071,600	5,427,794	6,499,394	1,747,361	2010	5 - 40
324 Park Knoll Drive	Morrisville, NC	—		1,449,092	4,424,932	407,975	1,449,450	4,832,549	6,281,999	1,531,434	2007	5 - 40
619 Distribution Drive	Morrisville, NC	—		1,031,430	5,655,167	730,511	1,031,685	6,385,423	7,417,108	1,889,543	2007	5 - 40
627 Distribution Drive	Morrisville, NC	—		1,061,370	5,152,110	415,421	1,061,632	5,567,269	6,628,901	1,575,041	2007	5 - 40
25 Coddington Crescent	Motherwell, UK	—	*	1,766,328	8,341,701	11,835,679	1,766,328	10,069,351	11,835,679	76,843	2018	5 - 40
4 Brittain Way	Motherwell, UK	—	*	699,424	5,896,241	7,482,435	699,424	6,783,011	7,482,435	53,082	2018	5 - 40
1775 Hillcrest Rd	Norcross, GA	—		1,318,956	4,379,239	860,030	1,321,595	5,236,630	6,558,225	143,389	2017	5 - 40
St Davids Way, Bermuda Park	Nuneaton, UK	—	*	3,545,374	21,279,020	26,462,690	3,545,374	22,917,316	26,462,690	163,468	2018	5 - 40
1879 Lamont Avenue	Odenton, MD	—	*	1,976,000	8,099,579	2,090,522	2,011,030	10,155,071	12,166,101	3,762,008	2004	5 - 40
350 Winmeyer Avenue	Odenton, MD	—		1,778,400	7,289,165	1,729,188	1,809,927	8,986,826	10,796,753	3,029,788	2004	5 - 40
1 Chadderton Way	Oldham, UK	—	*	3,397,990	15,045,200	19,742,036	3,397,990	16,344,046	19,742,036	118,106	2018	5 - 40
4000 E Airport Drive	Ontario, CA	—		2,686,533	10,125,772	723,876	2,686,533	10,849,648	13,536,181	1,826,827	2013	5 - 40
1000 Gills Drive	Orlando, FL	—		415,906	—	2,699,594	435,400	2,680,100	3,115,500	675,351	2006	5 - 40
10003 Satellite Boulevard	Orlando, FL	—		680,312	2,120,754	1,379,008	680,312	3,499,762	4,180,074	1,587,470	2003	5 - 40
10511 & 10611 Satellite Boulevard	Orlando, FL	—		517,554	2,568,186	719,885	522,991	3,282,634	3,805,625	1,793,683	1985	5 - 40
10771 Palm Bay Drive	Orlando, FL	—		664,605	—	2,515,652	685,383	2,494,874	3,180,257	1,036,885	2001	5 - 40
1090 Gills Drive	Orlando, FL	—		878,320	2,558,833	3,836,603	878,320	6,395,436	7,273,756	1,666,984	2003	5 - 40
1600-1650 Central Florida Parkway	Orlando, FL	—		518,043	2,561,938	966,144	518,043	3,528,082	4,046,125	1,995,393	1962	5 - 40
1902 Cypress Lake Drive	Orlando, FL	—		523,512	3,191,790	1,576,299	538,512	4,753,089	5,291,601	2,523,921	1989	5 - 40
2000 Park Oaks Avenue	Orlando, FL	—	*	913,201	6,818,610	993,299	913,201	7,811,909	8,725,110	1,380,151	2013	5 - 40
2202 Taft-Vineland Road	Orlando, FL	—		1,283,713	—	7,315,061	1,283,713	7,315,061	8,598,774	3,362,636	2004	5 - 40
2212 Taft Vineland Road	Orlando, FL	—		838,853	—	4,084,540	767,953	4,155,440	4,923,393	1,521,775	2006	5 - 40
2256 Taft-Vineland Road	Orlando, FL	—		467,296	—	2,856,683	825,673	2,498,306	3,323,979	1,062,229	2005	5 - 40
2351 Investors Row	Orlando, FL	—		2,261,924	7,496,249	1,930,820	2,271,785	9,417,208	11,688,993	3,385,169	2004	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
2400 South Lake Orange Drive	Orlando, FL	—		385,964	—	3,283,015	642,427	3,026,552	3,668,979	1,549,470	2001	5 - 40
2412 Sand Lake Road	Orlando, FL	—		1,236,819	3,243,314	4,568,856	1,244,667	7,804,322	9,048,989	1,350,464	2012	5 - 40
2416 Lake Orange Drive	Orlando, FL	—		535,964	—	3,842,755	704,800	3,673,919	4,378,719	2,130,755	2002	5 - 40
6918 Presidents Drive	Orlando, FL	—		872,550	2,526,043	737,771	872,550	3,263,814	4,136,364	518,602	2012	5 - 40
7022 TPC Drive	Orlando, FL	—		1,443,510	6,775,194	742,426	1,457,286	7,503,845	8,961,131	2,413,321	2006	5 - 40
7100 TPC Drive	Orlando, FL	—		1,431,489	8,002,539	1,229,189	1,445,807	9,217,410	10,663,217	2,812,110	2006	5 - 40
7101 TPC Drive	Orlando, FL	—		1,553,537	5,702,243	683,338	1,570,863	6,368,255	7,939,118	2,003,125	2006	5 - 40
7315 Kingspointe Parkway	Orlando, FL	—		1,931,697	6,388,203	3,004,875	1,932,004	9,392,771	11,324,775	4,210,338	2004	5 - 40
851 Gills Drive	Orlando, FL	—		332,992	—	2,800,616	373,500	2,760,108	3,133,608	789,066	2006	5 - 40
950 Gills Drive	Orlando, FL	—		443,989	—	2,817,146	464,800	2,796,335	3,261,135	736,047	2006	5 - 40
9550 Satellite Boulevard	Orlando, FL	—		574,831	—	2,680,052	587,319	2,667,564	3,254,883	1,503,602	1999	5 - 40
9700 Satellite Boulevard	Orlando, FL	—		252,850	1,297,923	185,097	252,850	1,483,020	1,735,870	800,355	1989	5 - 40
9600 Satellite Boulevard	Orlando, FL	—		405,362	1,146,546	461,635	405,362	1,608,181	2,013,543	833,631	1989	5 - 40
4000 South 26th Street	Philadelphia, PA	—		1,255,507	—	10,816,114	1,142,358	10,929,263	12,071,621	823,673	2014	5 - 40
4020 South 26th Street	Philadelphia, PA	—		51,784	—	7,165,151	616,467	6,600,468	7,216,935	1,248,308	2011	5 - 40
4050 South 26th Street	Philadelphia, PA	—		46,301	—	7,034,962	616,670	6,464,593	7,081,263	1,424,780	2011	5 - 40
4300 South 26th Street	Philadelphia, PA	—		402,673	—	34,614,424	413,030	34,604,067	35,017,097	8,420,043	2008	5 - 40
4751 League Island Boulevard	Philadelphia, PA	—		992,965	331,924	7,829,618	613,248	8,541,259	9,154,507	3,595,406	2003	5 - 40
4775 League Island Blvd.	Philadelphia, PA	—		891,892	—	5,578,803	366,982	6,103,713	6,470,695	1,803,316	2006	5 - 40
2626 South 7th Street	Phoenix, AZ	—		2,519,510	3,798,560	3,442,614	2,519,510	7,241,174	9,760,684	1,712,070	2012	5 - 40
563 South 63rd Avenue	Phoenix, AZ	—		5,523,427	14,581,705	12,211,689	5,636,070	26,680,751	32,316,821	3,819,911	2013	5 - 40
1500 S 71st Avenue	Phoenix, AZ	—		4,234,407	—	21,315,017	5,547,810	20,001,614	25,549,424	652,047	2016	5 - 40
7205 W Buckeye Rd	Phoenix, AZ	—		2,514,425	—	11,845,318	2,514,425	11,845,318	14,359,743	594,030	2016	5 - 40
1000 Klein Road	Plano, TX	—		706,660	5,894,330	1,095,222	706,660	6,989,553	7,696,213	1,076,247	2013	5 - 40
1901 10th Street	Plano, TX	—	*	555,168	6,401,789	720,056	555,168	7,121,845	7,677,013	1,274,999	2013	5 - 40
1909 10th Street	Plano, TX	—	*	551,706	5,797,440	339,750	551,706	6,137,190	6,688,896	1,076,450	2013	5 - 40
3605 East Plano Parkway	Plano, TX	—		1,047,996	9,218,748	1,970,078	1,047,996	11,188,825	12,236,821	2,318,952	2013	5 - 40
3701 East Plano Parkway	Plano, TX	—		877,564	7,460,686	772,833	877,564	8,233,518	9,111,082	1,441,738	2013	5 - 40
800 Klein Road	Plano, TX	—		580,456	5,681,283	1,600,103	580,456	7,281,386	7,861,842	1,349,144	2013	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

			Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)	Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
900 Klein Road	Plano, TX	—	723,534	6,004,923	778,787	723,534	6,783,710	7,507,244	1,246,138	2013	5 - 40
9801 80th Avenue	Pleasant Prairie, WI	—	1,692,077	7,934,794	58,274	1,689,726	7,995,419	9,685,145	4,010,311	1994	5 - 40
14630-14650 28th Avenue North	Plymouth, MN	—	198,205	1,793,422	1,096,872	198,205	2,890,293	3,088,498	1,614,891	1978	5 - 40
2920 Northwest Boulevard	Plymouth, MN	—	392,026	3,433,678	850,998	384,235	4,292,467	4,676,702	2,195,023	1997	5 - 40
5905 Trenton Lane North	Plymouth, MN	—	1,616,360	4,487,462	735,223	1,616,360	5,222,684	6,839,044	1,060,984	2013	5 - 40
6055 Nathan Lane North	Plymouth, MN	—	1,327,017	4,527,404	1,180,962	1,327,017	5,708,366	7,035,383	1,061,431	2013	5 - 40
1400 SW 6th Court	Pompano Beach, FL	—	1,157,049	4,620,956	1,447,640	1,157,049	6,068,596	7,225,645	3,133,452	1986	5 - 40
1405 SW 6th Court	Pompano Beach, FL	—	392,138	1,565,787	443,460	392,138	2,009,248	2,401,386	1,111,539	1985	5 - 40
1500 SW 5th Court	Pompano Beach, FL	—	972,232	3,892,085	2,133,854	972,232	6,025,939	6,998,171	2,552,632	1957	5 - 40
1501 SW 5th Court	Pompano Beach, FL	—	203,247	811,093	370,236	203,247	1,181,330	1,384,577	664,965	1990	5 - 40
1601 SW 5th Court	Pompano Beach, FL	—	203,247	811,093	208,224	203,247	1,019,318	1,222,565	510,197	1990	5 - 40
1651 SW 5th Court	Pompano Beach, FL	—	203,247	811,093	154,435	203,247	965,529	1,168,776	484,879	1990	5 - 40
2201-2215 NW 30th Place	Pompano Beach, FL	—	1,120,328	3,427,358	131,571	1,120,328	3,558,929	4,679,257	604,820	2013	5 - 40
2250-2270 NW 30th Place	Pompano Beach, FL	—	993,015	2,423,174	164,947	993,015	2,588,121	3,581,136	452,707	2013	5 - 40
2280-2300 NW 30th Place	Pompano Beach, FL	—	906,947	2,157,802	205,748	906,947	2,363,551	3,270,498	440,559	2013	5 - 40
2301-2329 NW 30th Place	Pompano Beach, FL	—	1,268,707	3,079,811	194,453	1,268,707	3,274,264	4,542,971	541,027	2013	5 - 40
3000 NW 25th Avenue	Pompano Beach, FL	—	1,087,554	2,897,117	151,201	1,087,554	3,048,318	4,135,872	519,491	2013	5 - 40
3001-3037 NW 25th Avenue	Pompano Beach, FL	—	1,548,542	3,512,041	327,643	1,548,542	3,839,685	5,388,227	759,253	2013	5 - 40
3012-3050 NW 25th Avenue	Pompano Beach, FL	—	1,112,781	2,763,862	259,688	1,112,781	3,023,549	4,136,330	542,917	2013	5 - 40
595 SW 13th Terrace	Pompano Beach, FL	—	359,933	1,437,116	722,833	359,933	2,159,949	2,519,882	1,342,770	1984	5 - 40
601 SW 13th Terrace	Pompano Beach, FL	—	164,413	655,933	279,326	164,413	935,259	1,099,672	558,243	1984	5 - 40
605 SW 16th Terrace	Pompano Beach, FL	—	310,778	1,238,324	294,844	310,178	1,533,768	1,843,946	720,079	1965	5 - 40
2459 Almond Avenue	Redlands, CA	—	3,810,171	11,979,923	211,352	3,810,839	12,190,607	16,001,446	441,125	2017	5 - 40
1221 N Alder Ave	Rialto, CA	—	17,280,833	72,740,859	84,913	17,289,021	72,817,584	90,106,605	1,833,441	2017	5 - 40
1543 N Alder Ave	Rialto, CA	—	—	—	53,779,093	25,480,304	28,298,789	53,779,093	377,929	2018	5 - 40
1920 West Baseline Rd	Rialto, CA	—	9,361,943	17,970,709	464,691	9,411,621	18,385,722	27,797,343	1,890,258	2014	5 - 40
4101-4127 Carolina Avenue	Richmond, VA	—	310,854	2,279,597	2,089,912	310,854	4,369,509	4,680,363	2,194,452	1973	5 - 40
4201-4261 Carolina Avenue	Richmond, VA	—	693,203	5,083,493	2,566,101	693,203	7,649,594	8,342,797	4,372,081	1975	5 - 40
4263-4299 Carolina Avenue	Richmond, VA	—	256,203	2,549,649	3,066,006	256,203	5,615,655	5,871,858	3,015,128	1976	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
4263F-N. Carolina Avenue	Richmond, VA	—		91,476	—	2,004,066	91,599	2,003,943	2,095,542	1,130,225	1975	5 - 40
4301-4335 Carolina Avenue	Richmond, VA	—		223,696	1,640,435	2,945,220	223,696	4,585,655	4,809,351	2,353,099	1978	5 - 40
4337-4379 Carolina Avenue	Richmond, VA	—		325,303	2,385,557	2,152,033	325,303	4,537,590	4,862,893	2,059,169	1979	5 - 40
4401-4445 Carolina Avenue	Richmond, VA	—		615,038	4,510,272	681,107	615,038	5,191,379	5,806,417	3,013,701	1988	5 - 40
4447-4491 Carolina Avenue	Richmond, VA	—		454,056	2,729,742	518,293	454,056	3,248,035	3,702,091	1,792,248	1987	5 - 40
4501-4549 Carolina Avenue	Richmond, VA	—		486,166	3,565,211	588,033	486,166	4,153,244	4,639,410	2,551,191	1981	5 - 40
4551-4593 Carolina Avenue	Richmond, VA	—		474,360	3,478,646	1,025,589	474,360	4,504,235	4,978,595	2,943,011	1982	5 - 40
4601-4643 Carolina Avenue	Richmond, VA	—		652,455	4,784,675	1,194,389	652,455	5,979,064	6,631,519	3,558,663	1985	5 - 40
4645-4683 Carolina Avenue	Richmond, VA	—		404,616	2,967,187	643,220	404,616	3,610,407	4,015,023	2,193,223	1985	5 - 40
4717-4729 Eubank Road	Richmond, VA	—		449,447	3,294,697	2,250,479	452,263	5,542,360	5,994,623	3,268,835	1978	5 - 40
510 Eastpark Court	Richmond, VA	—		261,961	2,110,874	641,720	262,210	2,752,345	3,014,555	1,402,295	1989	5 - 40
520 Eastpark Court	Richmond, VA	—		486,118	4,083,582	746,952	486,598	4,830,054	5,316,652	2,623,833	1989	5 - 40
530 Eastpark Court	Richmond, VA	—		266,883	—	2,682,192	334,772	2,614,303	2,949,075	1,367,736	1999	5 - 40
540 Eastpark Court	Richmond, VA	—		742,300	—	5,433,394	1,066,839	5,108,855	6,175,694	1,405,045	2007	5 - 40
5600-5626 Eastport Boulevard	Richmond, VA	—		489,941	3,592,900	669,679	489,941	4,262,579	4,752,520	2,468,118	1989	5 - 40
5601-5659 Eastport Boulevard	Richmond, VA	—		705,660	—	4,755,118	720,100	4,740,678	5,460,778	2,795,547	1996	5 - 40
5650-5674 Eastport Boulevard	Richmond, VA	—		644,384	4,025,480	933,150	644,384	4,958,630	5,603,014	2,738,437	1990	5 - 40
5700 Eastport Boulevard	Richmond, VA	—		408,729	2,697,348	1,248,569	408,729	3,945,917	4,354,646	2,507,746	1990	5 - 40
5701-5799 Eastport Boulevard	Richmond, VA	—		694,644	—	5,798,481	700,503	5,792,622	6,493,125	2,925,775	1998	5 - 40
5800 Eastport Boulevard	Richmond, VA	—		604,146	—	7,590,970	604,146	7,590,970	8,195,116	643,207	2016	5 - 40
5900 Eastport Boulevard	Richmond, VA	—		676,661	—	4,981,687	687,898	4,970,450	5,658,348	2,803,370	1997	5 - 40
6000 Eastport Blvd	Richmond, VA	—		872,901	—	7,490,092	901,666	7,461,327	8,362,993	2,031,498	1997	5 - 40
6530 Judge Adams Road	Rock Creek, NC	—		305,821	—	5,440,754	335,061	5,411,514	5,746,575	2,627,699	1999	5 - 40
6532 Judge Adams Road	Rock Creek, NC	—		354,903	—	4,029,128	399,988	3,984,043	4,384,031	2,260,621	1997	5 - 40
13098 George Weber Drive	Rogers, MN	—		895,811	6,004,189	1,311,797	895,811	7,315,986	8,211,797	1,351,177	2011	5 - 40
13220 Wilfred Lane	Rogers, MN	—		508,532	—	11,756,860	1,396,324	10,869,068	12,265,392	1,512,312	2014	5 - 40
13225 Brockton Lane	Rogers, MN	—		1,048,093	—	10,464,170	1,066,159	10,446,104	11,512,263	1,404,988	2014	5 - 40
1070 Windham Parkway	Romeoville, IL	—		8,672,143	24,144,864	1,238,550	8,672,143	25,383,414	34,055,557	4,189,884	2012	5 - 40
1550 Central Avenue	Roselle, IL	—	*	2,884,492	10,439,793	1,444,499	2,884,492	11,884,292	14,768,784	2,164,340	2013	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
9724 Alabama Street	San Bernardino, CA	—		4,140,486	—	(56,250)	4,084,236	10,914,982	14,999,218	23,175	2017	5 - 40
1135 Aviation Place	San Fernando, CA	—		3,035,034	2,844,962	488,199	3,035,034	3,333,161	6,368,195	642,395	2013	5 - 40
5800 Technology Boulevard	Sandston, VA	—		1,741,867	—	12,041,734	1,744,160	12,039,441	13,783,601	726,814	2016	5 - 40
8715 Bollman Place	Savage, MD	—		1,263,237	2,633,210	218,782	1,263,237	2,851,992	4,115,229	531,258	2013	5 - 40
1150 Gateway Drive	Shakopee, MN	—		1,126,865	5,684,178	207,627	1,126,865	5,891,805	7,018,670	981,977	2012	5 - 40
5555 12th Avenue East	Shakopee, MN	—		887,285	5,321,200	805,245	887,285	6,126,445	7,013,730	1,049,514	2012	5 - 40
5651 Innovation Boulevard	Shakopee, MN	—		1,551,579	9,541,234	1,989,410	1,552,083	11,530,140	13,082,223	939,155	2015	5 - 40
12110 Champion Way	Sharonville, OH	—		1,337,271	6,135,118	730,402	1,337,271	6,865,521	8,202,792	1,334,626	2013	5 - 40
9300 Olde Scotland Road	Shippensburg, PA	—		10,232,633	—	84,609,660	12,933,027	81,909,266	94,842,293	10,842,342	2014	5 - 40
3990 Heritage Oak Court	Simi Valley, CA	—		1,964,140	10,667,267	356,197	1,964,140	11,023,464	12,987,604	1,762,737	2013	5 - 40
3654-3668 Swenson Avenue	St. Charles, IL	—		643,639	1,645,058	250,143	643,639	1,895,201	2,538,840	361,656	2013	5 - 40
3701 Illinois Ave	St. Charles, IL	—		672,500	1,288,924	135,971	672,500	1,424,895	2,097,395	300,560	2013	5 - 40
3950-3980 Swenson Avenue	St. Charles, IL	—		851,080	3,027,753	531,111	851,080	3,558,864	4,409,944	620,639	2013	5 - 40
1501 102nd Avenue North	St. Petersburg, FL	—	*	283,474	2,230,868	176,960	283,474	2,407,827	2,691,301	418,656	2013	5 - 40
1527 102nd Avenue North	St. Petersburg, FL	—	*	374,284	2,987,226	329,505	374,284	3,316,731	3,691,015	561,602	2013	5 - 40
1551 102nd Avenue North	St. Petersburg, FL	—	*	699,797	5,214,438	1,049,296	699,797	6,263,734	6,963,531	1,210,288	2013	5 - 40
1 Mirrlees Drive, Hazel Grove	Stockport, UK	—	*	1,866,851	13,756,142	16,783,468	1,866,851	14,916,617	16,783,468	107,500	2018	5 - 40
6900 Harbour View Boulevard	Suffolk, VA	—		904,052	—	8,985,558	807,006	9,082,604	9,889,610	3,071,800	2006	5 - 40
6920 Harbour View Boulevard	Suffolk, VA	—		603,391	—	6,811,311	2,628,635	4,786,067	7,414,702	964,958	2005	5 - 40
6950 Harbour View Blvd	Suffolk, VA	—		929,844	—	6,443,948	794,848	6,578,944	7,373,792	2,268,848	2004	5 - 40
1516 Fryar Avenue	Sumner, WA	—		1,675,402	5,079,543	1,196,146	1,675,402	6,275,689	7,951,091	1,226,516	2013	5 - 40
3401-3409 Cragmont Drive	Tampa, FL	—		556,952	3,849,236	22,919	556,952	3,872,155	4,429,107	592,900	2012	5 - 40
3502 Riga Boulevard	Tampa, FL	—		201,600	1,263,131	274,110	201,600	1,537,241	1,738,841	236,984	2012	5 - 40
3505 Cragmont Drive	Tampa, FL	—		936,336	7,155,520	(145,469)	936,336	7,010,051	7,946,387	1,061,076	2012	5 - 40
3608 Queen Palm Drive	Tampa, FL	—		650,384	4,764,301	251,943	650,384	5,016,244	5,666,628	827,248	2012	5 - 40
5250 Eagle Trail Drive	Tampa, FL	—		952,860	—	3,638,210	952,860	3,638,210	4,591,070	1,844,262	1998	5 - 40
5501-5519 Pioneer Park Boulevard	Tampa, FL	—		162,000	1,613,000	1,113,554	262,416	2,626,138	2,888,554	1,526,249	1981	5 - 40
5690-5694 Crenshaw Street	Tampa, FL	—		181,923	1,812,496	1,023,370	181,923	2,835,866	3,017,789	1,551,921	1979	5 - 40
8110 Anderson Road	Tampa, FL	—		912,663	5,425,143	357,492	912,663	5,782,635	6,695,298	1,072,414	2012	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
8130 Anderson Road	Tampa, FL	—		655,668	4,132,076	169,879	655,668	4,301,955	4,957,623	769,863	2012	5 - 40
9020 King Palm Drive	Tampa, FL	—		1,718,496	11,697,381	912,448	1,718,496	12,609,829	14,328,325	2,057,458	2012	5 - 40
9110 King Palm Drive	Tampa, FL	—		1,203,200	7,979,540	860,302	1,203,200	8,839,842	10,043,042	1,390,359	2012	5 - 40
9203 King Palm Drive	Tampa, FL	—		754,832	4,966,864	(22,188)	754,832	4,944,676	5,699,508	760,840	2012	5 - 40
9319 Peach Palm Drive	Tampa, FL	—		612,536	4,168,473	693,900	612,536	4,862,373	5,474,909	704,408	2012	5 - 40
9704 Solar Drive	Tampa, FL	—		374,548	1,354,800	969,548	374,548	2,324,348	2,698,896	330,766	2012	5 - 40
9945 Currie Davis Drive	Tampa, FL	—		1,134,286	9,241,807	380,833	1,134,286	9,622,639	10,756,925	1,674,500	2013	5 - 40
1858 E Encanto Dr	Tempe, AZ	—	*	877,611	4,485,427	580,036	877,611	5,065,463	5,943,074	924,966	2013	5 - 40
2040 W Rio Salado Parkway	Tempe, AZ	—		3,225,000	—	13,156,274	3,225,000	13,156,274	16,381,274	1,043,224	2015	5 - 40
475 W Vaughn St	Tempe, AZ	—		1,112,245	2,260,348	392,442	1,112,245	2,652,790	3,765,035	523,937	2013	5 - 40
921 South Park Lane	Tempe, AZ	—		1,192,820	1,580,155	480,998	1,192,820	2,061,154	3,253,974	557,812	2011	5 - 40
8313 West Pierce Street	Tolleson, AZ	—		2,295,090	9,079,811	4,105,744	2,295,090	13,185,555	15,480,645	4,599,392	2007	5 - 40
8591 West Washington Street	Tolleson, AZ	—		1,574,912	7,308,021	547,804	1,574,912	7,855,825	9,430,737	1,379,880	2012	5 - 40
8601 West Washington Street	Tolleson, AZ	—		1,524,603	6,352,070	855,107	1,524,603	7,207,177	8,731,780	1,374,431	2012	5 - 40
5111 S Royal Atlanta Drive	Tucker, GA	—	*	435,776	1,875,685	533,161	435,776	2,408,847	2,844,623	544,546	2013	5 - 40
5151 S Royal Atlanta Drive	Tucker, GA	—	*	345,061	1,428,840	321,327	345,061	1,750,167	2,095,228	406,637	2013	5 - 40
Trafalgar house, Temple Court, Daten Avenue	Warrington, UK	—	*	2,731,891	11,566,166	15,093,255	2,731,891	12,361,364	15,093,255	87,138	2018	5 - 40
1400 Powis Court	West Chicago, IL	—		578,314	2,448,562	73,377	578,314	2,521,939	3,100,253	409,846	2013	5 - 40
Liberty Square, Block 1	West Malling, UK	—		159,232	1,622,551	522,446	256,732	2,047,498	2,304,230	713,693	2006	5 - 40
Liberty Square, Block 2	West Malling, UK	—		199,150	1,614,217	545,985	321,094	2,038,258	2,359,352	685,285	2006	5 - 40
Liberty Square, Block 3	West Malling, UK	—		129,830	1,141,141	381,745	209,327	1,443,389	1,652,716	481,132	2006	5 - 40
Liberty Square, Block 5	West Malling, UK	—		71,377	735,993	236,751	115,081	929,040	1,044,121	309,811	2006	5 - 40
29 Liberty Square	West Malling, UK	—		165,363	1,139,928	(48,529)	159,487	1,097,274	1,256,761	68,884	2016	5 - 40
1400 Northpoint Parkway	West Palm Beach, FL	—	*	2,454,972	5,312,829	279,589	2,454,972	5,592,418	8,047,390	1,129,090	2013	5 - 40
300 Northpoint Parkway	West Palm Beach, FL	—	*	1,177,064	2,102,451	160,370	1,177,064	2,262,821	3,439,885	439,188	2013	5 - 40
400 Northpoint Parkway	West Palm Beach, FL	—	*	1,029,595	1,728,187	183,074	1,029,595	1,911,261	2,940,856	383,082	2013	5 - 40
6017 Southern Blvd	West Palm Beach, FL	—		4,513,860	—	9,171,069	4,513,860	9,171,069	13,684,929	268,019	2016	5 - 40
6035 Southern Blvd	West Palm Beach, FL	—		2,499,894	—	5,403,466	2,499,984	5,403,376	7,903,360	169,183	2016	5 - 40
2935 West Corporate Lakes Blvd	Weston, FL	—	*	4,682,521	25,905,126	1,433,338	4,682,521	27,338,464	32,020,985	4,157,921	2013	5 - 40
2945 West Corporate Lakes Blvd	Weston, FL	—	*	2,345,242	13,973,766	245,440	2,345,242	14,219,206	16,564,448	2,102,272	2013	5 - 40

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

				Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)		Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
OPERATING PROPERTIES
43-47 Hintz Road	Wheeling, IL	—		2,051,093	18,283,480	537,835	2,051,093	18,821,316	20,872,409	3,035,542	2013	5 - 40
Unit 4, Pershore Lane	Worcester, UK	—	*	843,256	—	3,787,296	1,128,558	3,501,994	4,630,552	108,001	2018	5 - 40
Unit 3, Plot 163, Pershore Lane	Worcester, UK	—	*	4,004,097	8,113,667	13,079,858	4,004,097	9,075,761	13,079,858	111,591	2018	5 - 40
Plot 10A, Worcester Six, Pershore Lane	Worcester, UK	—		4,173,413	12,518,191	17,023,085	4,173,413	12,849,672	17,023,085	53,499	2018	5 - 40
Subtotal Operating Real Estate		$9,174,820		$1,046,464,279	$2,325,879,397	$2,278,774,799	$1,236,514,050	$4,397,048,266	$5,633,562,316	$941,298,921

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

			Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)	Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
Development Properties
350 North York Road	Bensenville, IL	—	3,043,130	—	1,507,853	—	4,550,983	4,550,983	—	2017	N/A
160 and 180 Dulty's Lane Land	Burlington, NJ	—	6,920,365	—	9,133,984	—	16,054,349	16,054,349	—	2018	N/A
12830 Virkler Drive	Charlotte, NC	—	298,624	—	4,283,630	—	4,582,253	4,582,253	—	2018	N/A
Widnes - Unit 1	Chesire, UK	—	703,253	—	2,413,864	—	3,117,117	3,117,117	—	2018	N/A
2980 Green Road	Greer, SC	—	16,338	—	2,183,126	—	2,199,464	2,199,464	—	2017	N/A
7157 Ridge Road	Hanover, MD	—	3,875,203	—	17,667,379	—	21,542,582	21,542,582	—	2017	N/A
1401 Rankin Road	Houston, TX	—	5,895,650	—	12,628,113	—	18,523,763	18,523,763	—	2018	N/A
15515 Woodham Drive	Houston, TX	—	21,665,705	—	28,161,131	—	49,826,836	49,826,836	—	2018	N/A
5350 Frye Road	Irving, TX	—	2,589,923	—	9,726,004	—	12,315,927	12,315,927	—	2018	N/A
120 Midway Road	Jackson, GA	—	5,410,100	—	24,034,026	—	29,444,126	29,444,126	—	2018	N/A
650 Swedesford Road	King of Prussia, PA	—	488,529	—	4,065,131	—	4,553,660	4,553,660	—	2017	N/A
3535 N Houston School Road	Lancaster, TX	—	5,014,293	—	48,978,234	—	53,992,527	53,992,527	—	2018	N/A
1912 16th Street	LaPorte, TX	—	1,337,516	—	365,516	—	1,703,032	1,703,032	—	2018	N/A
1814 Highway 146th South	LaPorte, TX	—	1,420,014	—	5,688,787	—	7,108,801	7,108,801	—	2017	N/A
1302 Wharton Weems Blvd	LaPorte, TX	—	4,378,890	—	22,599,236	—	26,978,126	26,978,126	—	2017	N/A
1901 Wharton Weems Blvd	LaPorte, TX	—	2,634,375	—	435,322	—	3,069,697	3,069,697	—	2018	N/A
11230 NW 122 Street	Medley, FL	—	5,226,348	—	6,823,058	—	12,049,406	12,049,406	—	2018	N/A
11240 NW 122 Street	Medley, FL	—	5,226,348	—	10,261,112	—	15,487,460	15,487,460	—	2018	N/A
11430 NW 122 Street	Medley, FL	—	5,790,968	—	1,257,013	—	7,047,981	7,047,981	—	2017	N/A
Liberty 196 Brackmills	Northampton, UK	—	7,272,742	—	12,991,279	—	20,264,021	20,264,021	—	2018	N/A
2300 Liberty Drive	Northampton, PA	—	9,549,414	—	1,247,326	—	10,796,740	10,796,740	—	2018	N/A
2800 Liberty Drive	Northampton, PA	—	11,478,785	—	342,628	—	11,821,413	11,821,413	—	2018	N/A
1383 S Cucamonga Avenue	Ontario, CA	—	6,773,327	—	1,249,141	—	8,022,468	8,022,468	—	2018	N/A
400 Rouse Boulevard	Philadelphia, PA	—	10,514,720	—	2,088,179	—	12,602,899	12,602,899	—	2018	N/A
1250 S 71st Avenue	Phoenix, AZ	—	3,587,584	—	10,854,851	—	14,442,435	14,442,435	—	2018	N/A
2000 W Baseline Road	Rialto, CA	—	11,706,478	—	11,142,119	—	22,848,597	22,848,597	—	2018	N/A
855 W Valley Boulevard	Rialto, CA	—	24,722,726	—	2,779,395	—	27,502,121	27,502,121	—	2018	N/A
520 East Orange Show Road	San Bernardino, CA	—	14,742,703	—	16,750,766	—	31,493,469	31,493,469	—	2018	N/A
6043 Southern Boulevard	West Palm Beach, FL	—	2,741,040	—	3,382,226	—	6,123,266	6,123,266	—	2018	N/A

Worcester Plot 2A	Worcester, UK	—	646,426	—	1,860,444	—	2,506,870	2,506,870	—	2018	N/A
Subtotal Development in Progress		$—	$185,671,517	$—	$276,900,873	$—	$462,572,389	$462,572,389	$—

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

			Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)	Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
LAND HELD FOR DEVELOPMENT
Camden Town Center Land	Camden, NJ	—	3,384,543	—	(1,815,511)	1,569,032	—	1,569,032	—	2016	N/A
Randolph Street Land	Commerce, CA	—	1,758,528	—	—	1,758,528	—	1,758,528		2018	N/A
Mountain Creek Business Park L	Dallas, TX	—	7,984,928	—	6,952,870	14,937,798	—	14,937,798	—	2016	N/A
4030 S State Road 7 Land	Dania Beach, FL	—	14,727,819	—	488,777	15,216,596	—	15,216,596		2018	N/A
Holly Lane North Land	Dayton, MN	—	889,205	—	143,710	1,032,915	—	1,032,915	—	2014	N/A
French Lake Land	Dayton/Rogers, MN	—	13,513,632	—	7,684,117	21,197,749	—	21,197,749	—	2015	N/A
Flying Cloud Drive Land	Eden Prairie, MN	—	2,051,631	—	1,949,097	4,000,728	—	4,000,728	—	2007	N/A
Camelback 303 Business Center Land	Goodyear, AZ	—	16,857,556	—	4,435,684	21,293,240	—	21,293,240	—	2007	N/A
Pleasant Ridge Road Land	Greensboro, NC	—	564,535	—	2,931,704	3,496,239	—	3,496,239	—	2006	N/A
Arundel Ridge Land	Hanover, MD	—	3,371,183	—	(583,887)	2,787,296	—	2,787,296	—	2008	N/A
Interwood Land	Houston, TX	—	5,160,668	—	32,647	5,193,315	—	5,193,315	—	2012	N/A
Richey Road Land	Houston, TX	—	12,630,951	—	(11,522,400)	1,108,551	—	1,108,551	—	2014	N/A
Cabin Branch Road Land	Hyattsville, MD	—	507,337	—	1,851,968	2,359,305	—	2,359,305	—	2017	N/A
Rouse Kent Limited	Kent, UK	—	—	—	24,724,274	24,724,274	—	24,724,274	—	2012	N/A
Port Crossing Commerce Center Land	La Porte, TX	—	5,073,341	—	316,899	5,390,240	—	5,390,240	—	2015	N/A
Commodore Business Park	Logan, NJ	—	792,118	—	1,456,064	2,248,182	—	2,248,182	—	1995	N/A
Paramount Boulevard Land	Long Beach, CA	—	33,689,684	—	197,422	33,887,106	—	33,887,106		2018	N/A
Spring Creek Land	Lower Macungie Twp, PA	—	36,615,601	—	12,137,495	48,753,096	—	48,753,096	—	2013	N/A
Miami International Tradeport Land	Medley, FL	—	8,359,177	—	9,001,589	17,360,766	—	17,360,766	—	2011	N/A
557 Nazareth Pike Land	Nazareth, PA	—	4,667,646	—	668,506	5,336,152	—	5,336,152	—	2013	N/A
357 Wilson Avenue Land	Newark, NJ	—	12,882,076	—	145,473	13,027,549	—	13,027,549		2018	N/A
Century Commerce Center Land	Northampton, PA	—	17,347,131	—	1,915,008	19,262,139	—	19,262,139		2018	N/A
Southern Boulevard Land	Palm Beach County, FL	—	6,628,239	—	4,838,777	11,467,016	—	11,467,016	—	2014	N/A
Buckeye Logistics Center West Land	Phoenix, AZ	—	4,193,865	—	2,331,154	6,525,019	—	6,525,019	—	2013	N/A
Watkins Street and 48th Avenue Land	Phoenix, AZ	—	4,078,812	—	247,597	4,326,409	—	4,326,409		2018	N/A
Woodlands Center Land	Sandston, VA	—	148,314	—	21,717	170,031	—	170,031	—	1996	N/A
Suffolk Land	Suffolk, VA	—	2,715,714	—	823,895	3,539,609	—	3,539,609	—	2006	N/A

LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
AS OF DECEMBER 31, 2018

			Initial Cost			Gross Amount Carried at End of Period
Project	Location	Encumbrances (1)	Land	Building	Costs Capitalized Subsequent to Acquisition (2)	Land and Improvements	Building and Improvements	Total 12/31/2018	Accumulated Depreciation 12/31/2018	Date of Construction or Acquisition	Depreciable life (years)
LAND HELD FOR DEVELOPMENT
6119 W. Linebaugh Avenue	Tampa, FL	—	180,136	—	(105,136)	75,000	—	75,000	—	2000	N/A
Legacy Park Land	Tampa, FL	—	3,289,423	—	910,577	4,200,000	—	4,200,000	—	2006	N/A
Subtotal Land Held for Development		$—	$224,063,793	$—	$72,180,087	$296,243,880	$—	$296,243,880	$—

Total All Properties		$9,174,820	$1,456,199,589	$2,325,879,397	$2,627,855,759	$1,532,757,930	$4,859,620,655	$6,392,378,585	$941,298,921

* Denotes property is collateralized under mortgages with Athene, New York Life, PGIM/Prudential and Wells Fargo totaling $347.9 million.
(1) Does not include deferred financing costs, market adjustments and encumbrances on properties held for sale.
(2) Includes foreign currency changes, write-offs of certain fully depreciated assets and net of impairment charges.
SCHEDULE III
LIBERTY PROPERTY TRUST AND LIBERTY PROPERTY LIMITED PARTNERSHIP
REAL ESTATE AND ACCUMULATED DEPRECIATION
(In thousands)
A summary of activity for real estate and accumulated depreciation is as follows:

	Year Ended December 31,
	2018	2017	2016
REAL ESTATE:
Balance at beginning of year	$5,522,689	$5,225,981	$6,104,640
Additions	1,380,526	628,189	407,703
Disposition of property	(510,836)	(331,481)	(1,286,362)

Balance at end of year	$6,392,379	$5,522,689	$5,225,981

ACCUMULATED DEPRECIATION:
Balance at beginning of year	$822,069	$721,314	$952,014
Depreciation expense	143,652	149,044	168,077
Disposition of property	(24,422)	(48,289)	(398,777)

Balance at end of year	$941,299	$822,069	$721,314